Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026	Mar. 31, 2025
Financial liabilities:
Other short-term borrowings		¥ 106,746	¥ 244,157
Long-term debt		4,693,080	3,764,171
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		95,986,000	104,399,000
Investments		4,852,000	4,186,000
Loans, net of allowance	[1]	104,910,000	98,275,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		77,433,000	77,163,000
Interest-bearing deposits		144,596,000	139,443,000
Due to trust accounts		302,000	303,000
Other short-term borrowings		2,816,000	5,293,000
Long-term debt		16,119,000	11,119,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		95,986,000	104,399,000
Investments		4,711,000	4,027,000
Loans, net of allowance	[1]	105,804,000	99,450,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		77,433,000	77,163,000
Interest-bearing deposits		144,400,000	139,338,000
Due to trust accounts		302,000	303,000
Other short-term borrowings		2,816,000	5,293,000
Long-term debt		15,873,000	10,900,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		60,583,000	71,405,000
Investments		393,000	400,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		35,403,000	32,994,000
Investments		4,318,000	3,628,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		77,433,000	77,163,000
Interest-bearing deposits		144,400,000	139,338,000
Due to trust accounts		302,000	303,000
Other short-term borrowings		2,816,000	5,293,000
Long-term debt		14,236,000	9,378,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance	[1]	105,804,000	99,450,000
Financial liabilities:
Long-term debt		¥ 1,637,000	¥ 1,521,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.